FILE NO.  333-03093 (811-07615)
-------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                          FORM N-4

                  REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933     /X/

                             PRE-EFFECTIVE AMENDMENT NO. ___              / /


                           POST-EFFECTIVE AMENDMENT NO. 13                /X/


                       REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT of 1940                     /X/


                                  AMENDMENT NO. 15                        /X/


                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                              (Exact Name of Registrant)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

             11825 North Pennsylvania Street, Carmel, Indiana 46032-4572
                (Address of Principal Executive Offices of Depositor)
                     Depositor's Telephone Number:  800-437-3506

                              --------------------------

                                 Karl W. Kindig, Esq.
                       Conseco Variable Insurance Company
                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
                       (Name and Address of Agent for Service)

                                       COPY TO:
                                 Judith A. Hasenauer
                           Blazzard, Grodd & Hasenauer, PC.
                               943 Post Road East
                               Westport, CT 06880
                              --------------------------


     It is proposed that this filing will become effective (check appropriate box)
            X    immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
                 on (date) pursuant to paragraph (b) of Rule 485
          -----
                 60 days after filing pursuant to paragraph (a) of Rule 485
          -----

                 on (date) pursuant to paragraph (a) of Rule 485
          -----

     If appropriate, check the following box:
          _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

     TITLE OF SECURITIES BEING REGISTERED:  Individual Variable Annuity
Contracts
-------------------------------------------------------------------------------


                              CROSS REFERENCE SHEET

                                                      Location in Statement of
Form N-4 Item Number       Location in Prospectuses    Additional Information
- --------------------       ------------------------   ------------------------
Item  1.  Cover Page       Cover Page                       N/A

Item  2.  Definitions      Definitions                      N/A

Item  3.  Synopsis         Table of Fees                    N/A
          or Highlights    and Expenses







Item  4.  Condensed        Accumulation                     N/A
          Financial        Unit Values
          Information

Item  5.  General          Conseco Variable                 N/A
          Description      Insurance Company;
          of Registrant,   The Separate Account
          Depositor and
          Portfolio
          Companies

Item  6.  Deductions       The Contract - Fees and          N/A
          and Expenses     Charges

Item  7.  General          The Contract                     N/A
          Description
          of Variable
          Annuity
          Contracts

Item  8.  Annuity Period   The Contract - Annuity           N/A
                           Provisions

Item  9.  Death Benefit    The Contract - Payment           N/A
                           On Death

Item 10.  Purchases and    The Contract - Purchases Payments;    N/A
          Contract         The Contract - Accumulation
          Value            Units

Item 11.  Redemptions      The Contract - Withdrawals       N/A

Item 12.  Taxes            Federal Income Tax               N/A
                           Considerations

Item 13.  Legal            N/A                              N/A
          Proceedings


                              CROSS REFERENCE SHEET
                                                      Location in Statement of
Form N-4 Item Number       Location in Prospectuses    Additional Information
- --------------------       ------------------------    ----------------------
Item 14.  Table of         Table of Contents of             N/A
          Contents of      Statement of Additional
          Statement of     Information
          Additional
          Information

Item 15.  Cover Page       N/A                              Cover Page





Item 16.  Table of         N/A                              Cover Page
          Contents

Item 17.  General          N/A                              N/A
          Information
          and History

Item 18.  Services         Conseco Variable                 N/A
                           Insurance Company

Item 19.  Purchase of      The Contract - Purchases Payments;    Distribution of
          Securities       The Contract - Withdrawals       Contracts and
          Being Offered                                     Certificates
          and Expenses

Item 20.  Underwriters     N/A                              Distribution of
                                                            Contracts

Item 21.  Calculation of   N/A                              Calculation of
          Performance                                       Return Quotations
          Data

Item 22.  Annuity          N/A                              Variable Annuity
          Payments                                          Provisions

Item 23.  Financial        N/A                              Financial Statements
          Statements



ISSUED BY
CONSECO VARIABLE INSURANCE COMPANY

================================================================================

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                                       OF
                       Conseco Variable Insurance Company
  ADMINISTRATIVE OFFICE: 11815 North Pennsylvania Street, Carmel, Indiana 46032
                              Phone: (800) 437-3506

   INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS

    The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contract provides six investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic or tactical asset allocation investing with the assistance of a professional money manager. The investment options, which are provided through Rydex Advisor Variable Annuity Account (a separate account of Conseco Variable), are separate investment funds ("Funds") of Rydex Variable Trust. You can invest in the following Funds of Rydex Variable Trust:

   Nova
   Ursa
   OTC
   Precious Metals
   U.S. Government Bond
   U.S. Government Money Market

You can also invest in a Fixed Account of Conseco Variable.

The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.

Withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty.

THE CONTRACTS:
   O  ARE NOT BANK DEPOSITS
   O  ARE NOT FEDERALLY INSURED
   O  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   O  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

- ------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                              February 12, 2001

================================================================================

This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated February 12, 2001, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write to Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032, or call (800) 437-3506. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

Table of Contents
================================================================================
                                                                            Page
DEFINITIONS ....................................................
TABLE OF FEES AND EXPENSES .....................................
ACCUMULATION UNIT VALUES .......................................
PERFORMANCE INFORMATION ........................................
CONSECO VARIABLE INSURANCE COMPANY .............................
THE SEPARATE ACCOUNT ...........................................
RYDEX VARIABLE TRUST ...........................................
THE CONTRACT ...................................................
  Purchase Payments ............................................
  Accumulation Units ...........................................
  Transfers ....................................................
  Withdrawals ..................................................
    Suspension of Payment or Transfers .........................
    Systematic Withdrawal Plan .................................
  Payment on Death .............................................
ANNUITY PROVISIONS .............................................
FEES AND CHARGES ...............................................
  Contract Administration Fee ..................................
  Mortality and Expense Risk Charge ............................
  Withdrawal Charge ............................................
  Premium Taxes ................................................
  Income Taxes .................................................
  Fund Expenses ................................................
THE FIXED ACCOUNT ..............................................
BENEFICIARY ....................................................
OWNERSHIP ......................................................
FEDERAL INCOME TAX CONSIDERATIONS ..............................
  Annuity Contracts in General .................................
  Qualified and Non-Qualified Contracts ........................
  Withdrawals-- Non-Qualified Contracts ........................
  Withdrawals-- Qualified Contracts ............................
  Withdrawals-- Tax-Sheltered Annuities ........................
  Diversification ..............................................
  Investor Control .............................................
TABLE OF CONTENTS OF STATEMENT OF
  ADDITIONAL INFORMATION .......................................

                                   DEFINITIONS
================================================================================

ACCUMULATION UNIT:

A unit of measure used to compute your interest in a Subaccount of the Separate Account prior to the Annuity Date.

ANNUITY DATE:

The date on which annuity payments begin.

CONTRACT:

The individual deferred variable annuity offered by and described in this Prospectus.

CONTRACT OWNER:

The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

CONTRACT VALUE:

The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

FINANCIAL ADVISOR:

A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic or tactical asset allocation services to you and who is not prevented from providing such services by any federal or state regulatory action.

FIXED ACCOUNT:

An account maintained by Conseco Variable as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.

FUND:

An investment portfolio of Rydex Variable Trust.

SEPARATE ACCOUNT:

Rydex Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

SUBACCOUNT:

A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

TRUST:
Rydex Variable Trust.

YOU:

A reference to "you" means the Contract Owner or prospective Contract Owner.

WE OR US:

A reference to "we" or "us" means Conseco Variable Insurance Company.

                           TABLE OF FEES AND EXPENSES
================================================================================

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments                                    None

Withdrawal Charge (percent of purchase payments withdrawn)                  7%*

Exchange Fee                                                               None

ANNUAL CONTRACT FEE                                                       None

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of Subaccount values)
 Mortality and Expense Risk Charge                                        1.25%
 Contract Administration Fee                                              0.15%
                                                                          -----

 Total Separate Account Annual Expenses                                   1.40%

- ----------
 * A withdrawal charge may be applied if you withdraw money from the Contract or, if the Contract has been in effect for less than five years, and money in
                                                                              8
   the Contract is applied to provide annuity payments for less than five years. The charge on a withdrawal of a purchase payment declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.

RYDEX VARIABLE TRUST ANNUAL EXPENSES
(as a percent of average net assets, reflecting expense limitations)




                                         Management   Other     Total Fund
                                         Fees         Expenses  Expenses
- ------------------------------------------------------------------------------
Nova Fund                                0.75%        0.80%      1.55%
Ursa Fund                                0.90%        0.83%      1.73%
OTC Fund                                 0.75%        0.80%      1.55%
Precious Metals Fund                     0.75%        1.42%      2.17%
U.S. Government Bond Fund                0.50%        1.02%      1.52%
U.S. Government Money Market Fund        0.50%        0.89%      1.39%
- ------------------------------------------------------------------------------

                                    EXAMPLES
================================================================================

The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested.

If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                    One    Three   Five     Ten
                                                    Year   Years   Years   Years
- ------------------------------------------------------------------------------
Nova Subaccount                                     $100    $144    $189    $324
Ursa Subaccount                                     $101    $149    $198    $341
OTC Subaccount                                      $100    $144    $189    $324
Precious Metals Subaccount                          $106    $162    $219    $381
U.S. Government Bond Subaccount                     $ 99    $143    $188    $321
U.S. Government Money Market Subaccount             $ 98    $139    $181    $308

- ------------------------------------------------------------------------------

If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                    One    Three   Five     Ten
                                                    Year   Years   Years   Years
- ------------------------------------------------------------------------------
Nova Subaccount                                      $30    $ 90    $154    $324
Ursa Subaccount                                      $31    $ 96    $162    $341
OTC Subaccount                                       $30    $ 90    $154    $324
Precious Metals Subaccount                           $36    $109    $184    $381
U.S. Government Bond Subaccount                      $29    $ 89    $152    $321
U.S. Government Money Market Subaccount              $28    $ 86    $146    $308
- ------------------------------------------------------------------------------

o The purpose of the above examples is to assist you in understanding the costs and expenses that you will bear directly or indirectly.

o The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown.

o The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account.

                                    EXAMPLES
================================================================================

o Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity Contracts. Premium taxes currently range from 0% to 3.5%. The table and the examples do not include any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services.

Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.

                            ACCUMULATION UNIT VALUES
================================================================================

The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Nova, Ursa, OTC, Precious Metals, U.S. Government Bond, and U.S. Government Money Market Subaccounts of the Separate Account for the periods indicated. The information is derived from the financial statements of the Separate Account.

The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information.

The Nova, Ursa, OTC and U.S. Government Money Market Subaccounts commenced operations on May 7, 1997. The Precious Metals and U.S. Government Bond Subaccounts commenced operations on May 29, 1997. For the Ursa and U.S. Government Bond Subaccounts, there were periods during which no Accumulation Units were outstanding.

                                Accumulation    Accumulation        Number of
                                 Unit Value      Unit Value       Accumulation
                                at Beginning     at End of     Units Outstanding
                                 of Period        Period        at End of Period
- ------------------------------------------------------------------------------
NOVA SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $12.21            855,862
  1/1/98 to 12/31/98               12.29           15.85          1,845,343
  1/1/99 to 12/31/99               15.85           19.26          1,500,001
  1/1/00 to 9/30/00                19.26           15.14          2,682,458

URSA SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 5/21/97               $10.00           $9.63                  0
  5/24/97 to 6/3/97                 9.57            9.58                  0
  6/10/97 to 12/31/97               9.36            8.07            356,784
  1/2/98 to 12/31/98                8.03            6.29            875,815
  1/1/99 to 12/31/99                6.29            5.26          2,634,308
  1/1/00 to 9/30/00                 5.26            6.02          1,059,771

OTC SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $10.65            222,217
  1/1/98 to 12/31/98               10.84           19.52          1,127,437
  1/1/99 to 12/31/99               19.52           38.77          1,179,067
  1/1/00 to 9/30/00                38.77           23.63          2,099,317

PRECIOUS METALS SUBACCOUNT
FOR THE PERIODS
  5/29/97 to 12/31/97             $10.00          $ 7.02             73,827
  1/1/98 to 12/31/98                7.10            5.79            464,950
  1/1/99 to 12/31/99                5.79            5.51          1,261,461
  1/1/00 to 9/30/00                 5.51            4.31            393,762
8

================================================================================

                                Accumulation    Accumulation        Number of
                                 Unit Value      Unit Value       Accumulation
                                at Beginning     at End of     Units Outstanding
                                 of Period        Period        at End of Period
- ------------------------------------------------------------------------------
U.S. GOV'T. BOND SUBACCOUNT
FOR THE PERIODS
  5/29/97 to 6/5/97               $10.00          $10.15                  0
  6/24/97 to 7/14/97               10.44           10.67                  0
  7/29/97 to 8/12/97               10.92           10.56                  0
  8/18/97 to 12/31/97              10.70           11.82             75,493
  1/1/98 to 12/31/98               11.97           13.31            373,333
  1/1/99 to 12/31/99               13.31           10.44            108,631

  1/1/00 to 9/30/00                10.44           12.38            365,244

U.S. GOV'T. MONEY MARKET
SUBACCOUNT
FOR THE PERIODS
  5/7/97 to 12/31/97              $10.00          $11.82             75,493
  1/1/98 to 12/31/98               11.82           13.31            373,333
  1/1/99 to 12/31/99               10.57           10.80          9,198,111
  1/1/00 to 9/30/00                10.80           11.21          3,507,787
                                                                              9

================================================================================

PERFORMANCE INFORMATION

In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts).

In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

Future performance will vary. The results shown will not necessarily be representative of future results.

CONSECO VARIABLE
INSURANCE COMPANY

Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. Conseco Variable is principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly- owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for both wealth protection and wealth creation to more than 12 million customers.

All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: 11815 North Pennsylvania Street, Carmel, Indiana, 46032, (800) 437-3506.

The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11815 North Pennsylvania Street, Carmel, Indiana 46032. Prior to November 2, 1998, PADCO Financial Services, Inc. was the principal underwriter of the contract.

THE SEPARATE ACCOUNT

     We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.

The Separate Account was registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.

On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges. The Juno Subaccount was removed as a Subaccount on May 1, 2000.

As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

RYDEX VARIABLE TRUST

The Trust is organized as a Delaware business trust and is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended. Rydex Global Advisors serves as the investment adviser and manager of the Funds. Purchase payments allocated or transferred to a Subaccount of the Separate Account are invested in shares of the corresponding Fund of the Trust. The Funds and their investment objectives are as follows:

Nova Fund          --   seeks to provide investment
                        returns that are 150% of
                        the S&P 500 Index.

Ursa Fund          --   seeks to provide investment
                        results that will inversely
                        correlate to the perfor-
                        mance of the S&P 500 Index.

OTC Fund           --   seeks to provide investment
                        results that correspond to a
                        benchmark for over-the-
                        counter securities. The
                        Fund's current benchmark
                        is the NASDAQ 100 Index.

Precious Metals    --   seeks to provide investment
Fund                    results that correspond to a
                        benchmark primarily for
                        metals-related securities.
                        The Fund's current benchmark
                        is the XAU Index.

U.S. Government    --   seeks to provide investment
Bond Fund               results that correspond to a
                        benchmark for U.S.
                        Government securities. The
                        Fund's current benchmark
                        is 120% of the price move-
                        ment of the Long Treasury
                        Bond.

U.S. Government    --   seeks to provide security of
Money Market            principal, high current
Fund                    income and liquidity.

The Trust prospectus, which accompanies this prospectus, provides an investment risk/return summary and other information about the Funds and the Trust. YOU SHOULD READ THE TRUST PROSPECTUS CAREFULLY BEFORE INVESTING.

THE CONTRACT

FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic or tactical asset allocation services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a limited power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold PADCO Service Company, Inc. and its affiliates and Conseco Variable, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Advisor or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.

                                                                              13

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We do not recommend,  select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor.

If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Federal Income Tax Considerations" in this Prospectus.

To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

   (1) notify us in writing of the name of your new Financial Advisor, and

   (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

If we receive notification that:

   o your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

   o   your Financial Advisor has resigned or has died, or

   o   your Financial Advisor is otherwise not able to act on your behalf we will transfer amounts credited under your Contract to Subaccounts of the Separate Account to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

THE STRATEGIC OR TACTICAL ASSET ALLOCATION CONTEMPLATED IN THE CONTRACT MAY BE CHARACTERIZED AS AGGRESSIVE INVESTING. THERE CAN BE NO ASSURANCE THAT ANY FINANCIAL ADVISOR WILL PREDICT MARKET MOVES SUCCESSFULLY. IN SELECTING YOUR FINANCIAL ADVISOR, YOU SHOULD CAREFULLY CONSIDER HIS OR HER EDUCATION, EXPERIENCE AND REPUTATION.

CONTRACT CHANGES

The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS

If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account.

14

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PURCHASE PAYMENTS

To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.

If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract within one business day. The transaction cut-off time for receipt by us of purchase payments for allocation to the Separate Account is 2:30 p.m., Eastern time. The transaction cut-off time for receipt by us of purchase payments for allocation to the Fixed Account is 4:00 p.m., Eastern time.

We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

Initial purchase payments will be allocated to the Subaccounts of the Separate Account or the Fixed Account pursuant to instructions from your Financial Advisor.

The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total purchase payments for which our prior approval is required may vary in certain states.

FREE LOOK

If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

Accumulation Units are used to account for all amounts allocated or transferred to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when it commenced operations. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

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The value of an  Accumulation  Unit for a valuation  period,  is  determined  by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

The following all affect Accumulation Unit values:

   o the investment experience of the shares of the Fund held in the Subaccount,

   o   expenses of the Subaccount, and the Fund, and

   o   the deduction of fees and charges at the Subaccount and Fund levels.

TRANSFERS

Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date. Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

The transaction cut-off times for the receipt by us of requests to make of transfers among the Subaccounts are as follows:

   o for the Nova, Ursa, and OTC Subaccounts, the time is 3:30 p.m., Eastern time;

   o   for the Precious Metals Subaccount, the time is 3:15 p.m., Eastern time;

   o for the U.S. Government Bond Subaccount the time is 2:30 p.m., Eastern time; and

   o for the U.S. Government Money Market Subaccount and the Fixed Account, the time is 4:00 p.m., Eastern time.

For transfers involving different transaction end times, the earlier of the times indicated above applies. Telephone and electronic transfer orders will be accepted only prior to the transaction cut-off times. If the primary exchange or market on which the underlying Fund transacts business closes early, the above cut-off time will be approximately thirty minutes (forty-five minutes, in the case of the Precious Metals Fund) prior to the close of such exchange or market.

WITHDRAWALS

Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office. Withdrawals will be received by us only between 8:30 a.m. Eastern time, and 2:30 p.m. Eastern time.

Withdrawal requests received after 2:30 p.m. will be deemed received by us on the next business day and the withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

A WITHDRAWAL MAY RESULT IN A WITHDRAWAL CHARGE AND/OR TAX CONSEQUENCES (INCLUDING AN ADDITIONAL 10% TAX PENALTY UNDER CERTAIN CIRCUMSTANCES).

16

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Certain  withdrawal  restrictions  may  apply  if your  Contract  is  issued  in
connection  with  a  Section  403(b)   tax-qualified   plan  (also  known  as  a
tax-sheltered   annuity).  See  "Withdrawal  Charge"  and  "Federal  Income  Tax
Considerations" in this Prospectus.

The following applies to withdrawals:

   o   The minimum amount you can withdraw is $500.

   o The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement.)

   o If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Conseco Variable reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.

   o If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL ADVISOR'S FEES

Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a

10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers for any period when:

   1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

SYSTEMATIC WITHDRAWAL PLAN

We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.

                                                                              17

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If you  make an  additional  withdrawal  which  is not  part  of the  systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

PAYMENT ON DEATH

If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the beneficiary.

The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals and charges, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die on or after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.

If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.

Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS

You may select any one of the following fixed annuity options or any other option satisfactory to you and Conseco Variable. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.

We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.

Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners who apply their Contract Value to an annuity option over the age of 85.

SECOND OPTION--LIFE ANNUITY WITH GUARANTEED PERIODS. An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

THIRD OPTION--INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

FOURTH OPTION--PAYMENTS IN A FIXED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment.

FIFTH OPTION--JOINT AND SURVIVOR ANNUITY. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the annuity payment (or limits) in effect during their joint lifetime.

Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th

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birthday  or the  maximum  date  permitted  under  applicable  state law. If the
Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70-1/2.

FEES AND CHARGES

CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with

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Contract  Owners,  maintaining  Contract  records and preparing and distributing
Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Conseco Variable assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Conseco Variable assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.

We may also assess a withdrawal charge if the Contract has been in effect less than five years and payments are used to provide annuity payments for less than five years.

Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

   (a) purchase payments that have been in the Contract more than seven complete Contract years, or

   (b) free withdrawal amounts described below.

The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge.

For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

We will not assess a withdrawal charge:

   o in the event of the death of the Contract Owner (subject to certain state variations), or

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   o   if payments  are made under an annuity  option  under the  Contract  that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.

The withdrawal charge, if applicable, equals:

      Years Since
    Receipt of Payment           Withdrawal Charge
- ------------------------------------------------------------------------------
      First Year                       7%
      Second Year                      7%
      Third Year                       6%
      Fourth Year                      5%
      Fifth Year                       4%
      Sixth Year                       3%
      Seventh Year                     2%
      Eighth Year and more             0%
- ------------------------------------------------------------------------------

In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

   o for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

   o for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.

You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). In the case of a Contract owned by a charitable remainder unitrust or charitable remainder annuity trust (both a "charitable remainder trust") within the meaning of the Internal Revenue Code (the "Code"), the free withdrawal amount is the greater of 10% of the Contract Value or the Contract Value in excess of the total purchase payments made and not withdrawn at the time of the withdrawal. If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Federal Income Tax Considerations" in this Prospectus.

With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:

   (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

   (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

   (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a

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savings of sales  expenses.  The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

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INCOME  TAXES.  We will deduct  amounts  from the  Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT

In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred; this restriction, however, is not effective until one year after the Contract date).

Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

BENEFICIARY

The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

================================================================================

OWNERSHIP

As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

AN ASSIGNMENT OR TRANSFER MAY HAVE ADVERSE TAX CONSEQUENCES. You should consult a competent tax adviser before assigning or transferring your Contract.

FEDERAL INCOME TAX CONSIDERATIONS

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. AN ADDITIONAL DISCUSSION OF FEDERAL INCOME TAX CONSIDERATIONS IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL. Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or non-qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified Contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the

================================================================================

Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. A Contract purchased by an individual under a tax-qualified pension plan or employer sponsored program, or as an individual retirement annuity ("IRA"), is referred to as a tax-qualified Contract. Examples of qualified Contracts are IRAs and tax-sheltered annuities (sometimes referred to as 403(b) Contracts).

A Contract which is not purchased under such a plan or program, or is not purchased as an IRA, is referred to as a non-qualified Contract.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS. If you make a withdrawal from your Contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

   (1) paid on or after you reach age 59 1/2;

   (2) paid after you die;

   (3) paid if you become totally disabled (as that term is defined in the Code);

   (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   (5) paid under an immediate annuity; or

   (6) which are allocable to purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS.

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from SIMPLE IRA's within the first two years of your contract. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.


WITHDRAWALS -- TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made pursuant to a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

   (1) reaches age 59 1/2;

   (2) leaves his/her job;

   (3) dies;

   (4) becomes disabled (as that term is defined in the Code);

   (5) in the case of hardship; or

   (6) made pursuant to a qualified domestic relations order, if otherwise permissible.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Funds are being managed so as to comply with such requirements.

INVESTOR CONTROL. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the Funds. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law owners are permitted to select funds, to make transfers among the funds or the number and type of funds owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Funds.

Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract as reasonably deemed necessary to maintain favorable tax treatment.

================================================================================

                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE INFORMATION
  Total Return Information
  Comparisons of Total Return

DISTRIBUTION OF CONTRACTS

FEDERAL INCOME TAX CONSIDERATIONS
  General
  Diversification
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts  Owned by Other than Natural  Persons
  Tax  Treatment of  Assignments
  Income  Tax  Withholding
  Death  Benefits
  Tax  Treatment  of  Withdrawals  --   Non-Qualified  Contracts
  Qualified  Plans Tax
  Treatment  of  Withdrawals  --   Qualified   Contracts
  Mandatory   Distributions   --   Qualified   Contracts
  Tax-Sheltered Annuities -- Withdrawal Limitations

INDEPENDENT ACCOUNTANTS

LEGAL OPINIONS

FINANCIAL STATEMENTS

================================================================================

                                   ORDER FORM

Please send me a copy of the Statement of Additional Information dated February 12, 2001 for the Rydex Advisor Variable Annuity Account.

- ------------------------      ------------------------------------------------
         (Date)                                       (Name)

                              --------------------------------------------------
                                                 (Street Address)

                              --------------------------------------------------
                                   (City)                     (State) (Zip Code)

Send to: Rydex Advisor Variable Annuity Account
         11815 North Pennsylvania Street
         Carmel, IN 46032

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 12, 2001

                     RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                       CONSECO VARIABLE INSURANCE COMPANY

  ADMINISTRATIVE OFFICE: 11815 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032
                              PHONE: (800) 437-3506

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                           FLEXIBLE PURCHASE PAYMENTS

     THIS STATEMENT OF ADDITIONAL INFORMATION (WHICH IS NOT A PROSPECTUS) SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT (THE "SEPARATE ACCOUNT"), DATED FEBRUARY 12, 2001. YOU MAY OBTAIN A COPY OF THE CURRENT PROSPECTUS BY WRITING TO OR CALLING CONSECO EQUITY SALES, INC., 11815 NORTH PENNSYLVANIA STREET, CARMEL, INDIANA 46032, TELEPHONE:
(800) 437-3506.


                                TABLE OF CONTENTS
                                  -----------------
                                                                            Page
                                                                           ----
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .
     Total Return Information. . . . . . . . . . . . . . . . . . . . . .
     Comparisons of Total Return . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . .

FEDERAL INCOME TAX . . . . . . . . . . . . . . . . . . . . . . . . . . .
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     Diversification . . . . . . . . . . . . . . . . . . . . . . . . . .
     Multiple Contracts. . . . . . . . . . . . . . . . . . . . . . . . .
     Partial 1035 Exchanges. . . . . . . . . . . . . . . . . . . . . . .
     Contracts Owned by Other than Natural Persons . . . . . . . . . . .
     Tax Treatment of Assignments. . . . . . . . . . . . . . . . . . . .
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . .
     Death Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . .
     Tax Treatment of Withdrawals - Non-Qualified Contracts. . . . . . .
     Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . .
     Tax Treatment of Withdrawals - Qualified Contracts. . . . . . . . .
     Mandatory Distributions - Qualified Contracts . . . . . . . . . . .
     Tax-Sheltered Annuities - Withdrawal Limitations. . . . . . . . . .

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . .

LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .




                             PERFORMANCE INFORMATION


TOTAL RETURN INFORMATION

     The following tables show investment returns of the subaccounts of the Separate Account (other than the U.S. Government Money Market Fund), assuming different amounts invested, different periods of time amounts are invested, and withdrawal and non-withdrawal of amounts at the end of the periods. Past performance of a subaccount does not necessarily indicate how a subaccount will perform in the future.

     The average annual rates of total return are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical purchase payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the period shown.

Table 1: Amount Invested in Subaccount: $1,000 - Withdrawn at End of Period Average Annual Total Return for the Periods Ending December 31, 2000

                                                     DATE OF
                                                  COMMENCEMENT OF
                                                    CONTINUOUS
                                                    OPERATIONS
                                                  ---------------
                                                                                       TEN YEARS OR
                                                               ONE YEAR   THREE YEARS  INCEPTION
                                                               --------   -----------  ---------------------
Nova Subaccount                                  5/7/97        -26.37%       5.78%      10.61%

Ursa Subaccount                                  5/7/97          7.22%     -10.66%     -12.70%

OTC Subaccount                                   5/7/97        -42.89%      28.42%      24.94%

Precious Metals Subaccount                      5/29/97        -26.67%     -16.26%     -21.88%

U.S. Government Bond Subaccount                 5/29/97         11.07%       0.01%       2.99%




Table 2: Amount Invested in Subaccount: $1,000--Not Withdrawn at the End of Period
         Average Annual Total Return for the Periods Ending December 31, 2000


                                                     DATE OF
                                                  COMMENCEMENT OF
                                                    CONTINUOUS
                                                    OPERATIONS
                                                  ---------------
                                                                                       TEN YEARS OR
                                                               ONE YEAR   THREE YEARS  INCEPTION
                                                               --------   -----------  ---------------------


Nova Subaccount                                  5/7/97          -21.42%     7.42%      12.01%

Ursa Subaccount*                                 5/7/97          14.43%     -9.28%     -11.57%

OTC Subaccount                                   5/7/97         -39.05%     30.41%      26.52%

Precious Metals Subaccount                      5/29/97         -21.74%    -14.97%     -20.87%

U.S. Government Bond Subaccount*                5/29/97          18.53%      1.55%       6.53%


- -------------------------

* Due to the nature of the investment activity of the Funds underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and
     7/29/97 to 8/12/97 (-3.30%). The discrete periods for the Juno Subaccount, and the investment return for those periods, were as follows: 5/7/97 to 6/3/97 (-1.40%), 6/16/97 to 7/2/97 (-.31%), 7/7/97 (-0.52%), 7/24/97 to
     8/11/97  (2.87%),  8/26/97  to  10/19/97  (-2.06%),  10/22/97  to  12/11/97
     (-5.16%),  1/19/98 to 1/25/98 (2.93%), 2/1/98 to 2/2/98 (0.45%), 2/22/98 to
     2/24/98 (1.22%) and 3/1/98 to 3/2/98 (0.88%).

     The performance information set forth above is for past performance and is not an indication or representation of future performance.

COMPARISONS OF TOTAL RETURN

     Performance information for each of the Separate Account subaccounts contained in reports to Contract Owners or prospective Contract Owners, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes for the same period. In conjunction with performance reports, promotional literature, and/or analyses of Contract Owner service for a subaccount, comparisons of the performance information of the subaccount for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.

Such comparisons can be a useful measure of the quality of a subaccount's investment performance.

     In particular, performance information for the Nova subaccount, the Ursa subaccount, and the Precious Metals subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index-TM- (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals subaccount also may be compared to the current benchmark for the Precious Metals subaccount, Philadelphia Stock Exchange Gold/Silver Index-TM- (the "XAU Index"). Performance information for the OTC subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- comparison may be provided to show how the OTC subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-TM- or the NASDAQ Composite Index-TM-. The NASDAQ Composite Index-TM- is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index-TM-, and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond subaccount and the Juno subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., the Morningstar Variable Annuity/Life Reporter, VARDS and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.

     From time to time, each subaccount, other than the U.S. Government Money Market subaccount, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the subaccount with other measures of investment return. For example, in comparing the total return of a subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova subaccount and the Ursa subaccount, the NASDAQ 100 Index-TM- for the OTC subaccount, the XAU Index for the Precious Metals subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond subaccount and the Juno subaccount, Conseco Variable Insurance Company ("Conseco Variable") (formerly Great American Reserve Insurance Company) may calculate for each subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the subaccount and assuming the reinvestment of each dividend or other distribution at Accumulation Unit value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each subaccount may show non-standardized total returns and average annual total returns that do not include the withdrawal charge (ranging from 7% to 0%) which, if included, would reduce total return. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.


                            DISTRIBUTION OF CONTRACTS

     Conseco Equity Sales, Inc. ("CES"), 11815 North Pennsylvania Street, Carmel, Indiana 46032, is the principal underwriter of the Contracts. Prior to November 2, 1998, PADCO Financial Services, Inc., was the principal underwriter of the Contracts. The offering of the Contracts is continuous, although Conseco Variable reserves the right to suspend the offer and sale of the Contracts whenever, in its opinion, market or other conditions make a suspension appropriate. CES is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Contracts are sold by authorized broker-dealers, and their registered representatives, including registered representatives of CES. The broker-dealers and their registered representatives are also licensed insurance agents of Conseco Variable. Conseco Variable and its principal underwriter pay commissions to authorized broker-dealers not exceeding 8.5% of purchase payments.


                        FEDERAL INCOME TAX CONSIDERATIONS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON CONSECO VARIABLE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. CONSECO VARIABLE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. CONSECO VARIABLE DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     Conseco Variable is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Conseco Variable, and its operations form a part of Conseco Variable.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     Regulations issued by the Treasury Department (the "Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:

     (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     Conseco Variable intends that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

     Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

     If the Contract is issued pursuant to a qualified plan it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in certain cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

     Section 72 governs  treatment  of  distributions  from  annuity  contracts.
Section 72 generally provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income.
Section 72 further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

     The Contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Conseco Variable's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

     Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in ARIZONA  GOVERNING  COMMITTEE
V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by CVIC in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not permitted under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute up to $2,000 per year to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. The $2,000 limitation is gradually reduced to $0 for individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum), for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA ("conversion deposits"), unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

     Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

     In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner (for this purpose disability is as defined in Section 72(m) (7) of the
Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of such Contract Owner and his or her designated Beneficiary;
(d) distributions to a Contract Owner who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner has been re- employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Contract Owner to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Contract Owner for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Contract Owner which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

MANDATORY DISTRIBUTIONS - QUALIFIED CONTRACTS

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

     The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only: (1) when the Contract Owner attains age 59 1/2; (2) when the Contract Owner separates from service; (3) when the Contract Owner dies; (4) when the Contract Owner becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) pursuant to the terms of a qualified domestic relations order, if otherwise permissible.

     However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                             INDEPENDENT ACCOUNTANTS

     The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997, included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana, 46282-0002, as stated in their report herein.

                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

                              FINANCIAL STATEMENTS

     The financial statements of Conseco Variable are included on the following pages. They should only be considered as bearing on the ability of the Company to meet its obligations under the Contracts.

     The financial statements of Rydex Advisor Variable Annuity Account are also included herein.



RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000




                                                                                              SHARES          COST         VALUE
                                                                                           ---------------------------------------
Assets:
Investments in Rydex Variable Trust portfolio  shares,  at net asset value (Note
2):
     U.S. Government Money Market Fund ................................................    39,368,779.6  $39,368,780 $  39,368,780
     Nova Fund.........................................................................     2,926,784.1   42,101,032    40,653,030
     OTC Fund..........................................................................     2,175,520.5   63,493,239    49,667,133
     Precious Metals Fund..............................................................       394,509.3    1,649,133     1,700,335
     Ursa Fund.........................................................................     1,049,298.4    6,372,328     6,390,227
     U.S. Government Bond Fund.........................................................       383,502.5    4,394,497     4,525,330
----------------------------------------------------------------------------------------------------------------------------------
       Total assets...................................................................................................$142,304,835

Liabilities:
   Amounts due to Conseco Variable Insurance Company ..................................................................    182,943
----------------------------------------------------------------------------------------------------------------------------------
     Net assets ....................................................................................................  $142,121,892
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        TOTAL VALUE
                                                                                               UNITS       UNIT VALUE    OF UNITS
                                                                                           ----------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     U.S. Government Money Market Fund ................................................     3,507,787.4  $11.209128    $ 39,319,237
     Nova Fund.........................................................................     2,682,457.6   15.135520      40,600,391
     OTC Fund..........................................................................     2,099,317.1   23.626556      49,599,634
     Precious Metals Fund..............................................................       393,761.8    4.313125       1,698,344
     Ursa Fund.........................................................................     1,059,771.0    6.024182       6,384,252
     U.S. Government Bond Fund.........................................................       365,244.2   12.375376       4,520,034
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves........................................   $142,121,892
-----------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements

RYDEX ADVISOR  VARIABLE  ANNUITY  ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------------
                                                        U.S. GOVERNMENT
                                                            MONEY                                              PRECIOUS
                                              JUNO          MARKET              NOVA             OTC            METALS
----------------------------------------- ------------  ----------------  ----------------  -------------  -----------------
Number of units, beginning of year           32,805.3       9,198,111.1       1,500,001.0     1,179,067.2    1,261,461.3
Units purchased ..................        2,293,005.6     121,293,311.2      49,004,660.4    18,209,334.2   11,316,508.7
Units redeemed ...................       (2,325,810.9)   (126,983,634.9)    (47,822,203.8)  (17,289,084.3) (12,184,208.2)
---------------------------------------------------------------------------------------------------------------------------
 Number of units, end of year .....               0.0       3,507,787.4       2,682,457.6     2,099,317.1      393,761.8
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------
                        U.S.
                     GOVERNMENT       COMBINED
        URSA            BOND            TOTAL
----------------  ---------------  ------------------
    2,634,307.7       108,631.5    15,914,385.1
   80,323,595.8     1,722,647.7   284,163,063.6
  (81,898,132.5)   (1,466,035.0) (289,969,109.6)
-----------------------------------------------------
    1,059,771.0       365,244.2    10,108,339.1
-----------------------------------------------------


RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Investment income:
   Dividends from investments in portfolio shares...................      $      --        $  3,047,376         $   2,776,697
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees..................................         10,631             760,227               561,441
   Administrative fees..............................................          1,276              91,227                67,373
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.................................................         11,907             851,454               628,814
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............................        (11,907)          2,195,922             2,147,883
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)and unrealized appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of investments in portfolio shares (316,589)                --             (9,834,663)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares............................................         (1,310)                --             (2,534,669)
----------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio shares...........       (317,899)                --            (12,369,332)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations......      $(329,806)       $  2,195,922         $ (10,221,449)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Changes from operations:
   Net investment income (expense)..................................      $  (11,907)      $  2,195,922         $   2,147,883
   Net realized gains (losses) on sales of investments..............        (316,589)                --            (9,834,663)
   Net change in unrealized appreciation (depreciation) of investments        (1,310)                --            (2,534,669)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations..........        (329,806)         2,195,922           (10,221,449)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'  transactions:........................
   Net contract purchase payments...................................             192         25,394,628               202,349
   Contract redemptions.............................................         (13,502)       (34,204,688)           (4,345,013)
   Net transfers (to) from fixed account............................          18,709        (53,435,671)           26,072,951
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
      transactions..................................................           5,399        (62,245,731)           21,930,287
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets........................        (324,407)       (60,049,809)           11,708,838
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.......................................         324,407         99,369,046            28,891,553
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year....................................      $      --        $ 39,319,237         $  40,600,391
-----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$   2,794,466            $          --            $     506,544            $      73,145            $   9,198,228
--------------------------------------------------------------------------------------------        -------------
      819,065                   35,808                  134,868                   26,705                2,348,745
       98,288                    4,297                   16,184                    3,205                  281,850
--------------------------------------------------------------------------------------------        -------------
      917,353                   40,105                  151,052                   29,910                2,630,595
--------------------------------------------------------------------------------------------        -------------
    1,877,113                  (40,105)                 355,492                   43,235                6,567,633
--------------------------------------------------------------------------------------------        -------------

   (9,107,951)              (1,175,797)               2,508,310                   67,531              (17,859,159)

  (19,827,219)                (125,889)                 394,593                  155,191              (21,939,303)
--------------------------------------------------------------------------------------------        -------------
  (28,935,170)              (1,301,686)               2,902,903                  222,722              (39,798,462)
--------------------------------------------------------------------------------------------        -------------
$ (27,058,057)           $  (1,341,791)           $   3,258,395            $     265,957            $ (33,230,829)
--------------------------------------------------------------------------------------------        -------------



-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$   1,877,113            $     (40,105)           $     355,492            $      43,235            $   6,567,633
   (9,107,951)              (1,175,797)               2,508,310                   67,531              (17,859,159)
  (19,827,219)                (125,889)                 394,593                  155,191              (21,939,303)
--------------------------------------------------------------------------------------------        -------------
  (27,058,057)              (1,341,791)               3,258,395                  265,957              (33,230,829)
--------------------------------------------------------------------------------------------        -------------

      238,938                     (824)                  32,108                       94               25,867,485
   (6,401,858)                (119,483)                (730,425)                 (54,784)             (45,869,753)
   37,114,295               (3,791,532)             (10,043,985)               3,174,616                 (890,617)
--------------------------------------------------------------------------------------------        -------------
   30,951,375               (3,911,839)             (10,742,302)               3,119,926              (20,892,885)
--------------------------------------------------------------------------------------------        -------------
    3,893,318               (5,253,630)              (7,483,907)               3,385,883              (54,123,714)
--------------------------------------------------------------------------------------------        -------------
   45,706,316                6,951,974               13,868,159                1,134,151              196,245,606
--------------------------------------------------------------------------------------------        -------------
$  49,599,634            $   1,698,344            $   6,384,252             $  4,520,034            $ 142,121,892
--------------------------------------------------------------------------------------------        -------------

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Investment income:
   Dividends from investments in portfolio shares...................       $ 1,259         $2,473,015              $1,432,826
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees..................................         4,052            844,997                 403,849
   Administrative fees..............................................           486            101,400                  48,462
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.................................................         4,538            946,397                 452,311
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................        (3,279)         1,526,618                 980,515
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses)and unrealized appreciation (depreciation) on investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares                                                   52,150               --                4,588,033
     Net change in unrealized appreciation (depreciation) of investments
       in portfolio shares..........................................          1,256               --                 (101,520)
----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares.........         53,406               --                4,486,513
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations....        $50,127        $1,526,618              $5,467,028
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

STATEMENTS OF CHANGE IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                             JUNO            MONEY MARKET              NOVA
                                                                       ---------------  --------------------  --------------------
Changes from operations:
   Net investment income (expense) .................................      $  (3,279)       $ 1,526,618           $    980,515
   Net realized gains (losses) on sales of investments..............         52,150                 --              4,588,033
   Net change in unrealized appreciation (depreciation) of investments        1,256                 --               (101,520)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations..........         50,127          1,526,618              5,467,028
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...................................        (21,262)        85,873,912                296,134
   Contract redemptions.............................................        (12,498)       (11,608,174)            (5,296,942)
   Net transfers (to) from fixed account............................        239,455        (17,338,357)              (815,374)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions................................        205,695         56,927,381             (5,816,182)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets......................        255,822         58,453,999               (349,154)
Net assets, beginning of year.......................................         68,585         40,915,047             29,240,707
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year....................................       $324,407        $99,369,046           $ 28,891,553
-----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------

$    861,450            $     119,893            $       4,809            $      99,546            $   4,992,798
--------------------------------------------------------------------------------------------       -------------

     365,599                   26,638                  157,352                   34,166                1,836,653
      43,872                    3,197                   18,882                    4,100                  220,399
--------------------------------------------------------------------------------------------       -------------
     409,471                   29,835                  176,234                   38,266                2,057,052
--------------------------------------------------------------------------------------------       -------------
     451,979                   90,058                 (171,425)                  61,280                2,935,746
--------------------------------------------------------------------------------------------       -------------

  15,895,402                 (475,456)              (1,852,494)                (891,286)              17,316,349

   4,633,471                  165,850                 (387,125)                  20,040                4,331,972
--------------------------------------------------------------------------------------------       -------------
  20,528,873                 (309,606)              (2,239,619)                (871,246)              21,648,321
--------------------------------------------------------------------------------------------       -------------
$ 20,980,852            $    (219,548)           $  (2,411,044)           $    (809,966)           $  24,584,067
--------------------------------------------------------------------------------------------       -------------



-----------------------------------------------------------------------------------------------------------------

                                                                           U.S. GOVERNMENT             COMBINED
    OTC                 PRECIOUS METALS                URSA                      BOND                    TOTAL
------------          -------------------      ----------------------     ------------------        -------------
$    451,979            $      90,058            $    (171,425)           $      61,280            $   2,935,746
  15,895,402                 (475,456)              (1,852,494)                (891,286)              17,316,349
   4,633,471                  165,850                 (387,125)                  20,040                4,331,972
--------------------------------------------------------------------------------------------       -------------
  20,980,852                 (219,548)              (2,411,044)                (809,966)              24,584,067
--------------------------------------------------------------------------------------------       -------------

     161,658                   16,130                   52,449                      (69)              86,378,952
  (1,441,469)                 (84,954)              (1,041,446)                (250,760)             (19,736,243)
   3,995,020                4,547,102               11,762,414               (2,773,324)                (383,064)
--------------------------------------------------------------------------------------------       -------------
   2,715,209                4,478,278               10,773,417               (3,024,153)              66,259,645
--------------------------------------------------------------------------------------------       -------------
  23,696,061                4,258,730                8,362,373               (3,834,119)              90,843,712
  22,010,255                2,693,244                5,505,786                4,968,270              105,401,894
--------------------------------------------------------------------------------------------       -------------
$ 45,706,316            $   6,951,974            $  13,868,159            $   1,134,151            $ 196,245,606
--------------------------------------------------------------------------------------------       -------------


RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999

-------------------------------------------------------------------------------
(1) GENERAL

     Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization. The Juno subaccount was discontinued on May 1, 2000.

     The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust currently consists of six funds: U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and U.S. Government Bond. The Trust is managed by PADCO Advisors II, Inc. ("PADCO").

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN SECURITIES AND INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $2,165,850,978 and $1,908,414,033 for the years ended December 31, 2000 and
1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $2,180,225,148 and $1,839,092,968 for the years ended December 31, 2000 and 1999, respectively.

(4) DEDUCTIONS AND EXPENSES

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $2,348,745 and $1,836,653 for the years ended December 31, 2000 and 1999, respectively.

     The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These total fees for the Account were $1,437,007 and $690,992 for the years ended December 31, 2000 and 1999, respectively. The Company also deducts daily from the Account a fee which is equivalent on an annual basis to 0.15 percent of the daily value of the total investments of the Account for administrative expenses. These fees were $281,850 and $220,399 for the years ended December 31, 2000 and 1999, respectively.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2000 AND 1999

--------------------------------------------------------------------------------

(5) OTHER TRANSACTIONS WITH AFFILIATES


     Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

(6) NET ASSETS

     Detail for net assets begins on the following page.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


(6) NET ASSETS


AS OF DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT
                                                                      MONEY                                          PRECIOUS
                                                                      MARKET           NOVA             OTC           METALS
                                                                  --------------    ------------   -------------  -------------
Proceeds from sale of units less proceeds of units redeemed since
 inception.....................................................      $34,729,491    $41,596,952    $   47,808,607  $ 3,964,773
Undistributed net investment income............................        4,589,746      3,108,772         1,958,580       20,164
Undistributed net realized gain (loss) on sales of investments.               --     (2,657,331)       13,658,550   (2,337,795)
Net unrealized appreciation (depreciation) of investments......               --     (1,448,002)      (13,826,103)      51,202
-------------------------------------------------------------------------------------------------------------------------------
      Net assets...............................................      $39,319,237    $40,600,391    $  49,599,634   $ 1,698,344
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                       U.S.
                   GOVERNMENT          COMBINED
    URSA              BOND               TOTAL
---------------   --------------   ----------------
$   7,496,232     $   5,061,179     $ 140,657,234
      212,750           138,735        10,028,747
   (1,342,629)         (810,713)        6,510,082
       17,899           130,833       (15,074,171)
--------------------------------------------------
$   6,384,252     $   4,520,034     $ 142,121,892
-------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Rydex Advisor Variable Annuity Account (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the fund, provide a reasonable basis for our opinion.




/s/ Pricewaterhouse Coopers LLP
-------------------------------

Indianapolis, Indiana
February 9, 2001


12






                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                               September 30, 2000
                              (Dollars in millions)
                                   (Unaudited)

                                     ASSETS


Investments:
   Actively managed fixed maturities at fair value (amortized cost: $1,363.4).............................  $1,275.6
   Equity securities at fair value (amortized cost: $19.5)................................................      20.3
   Mortgage loans.........................................................................................     103.8
   Policy loans...........................................................................................      76.2
   Other invested assets .................................................................................      76.0
                                                                                                            --------

       Total investments..................................................................................   1,551.9

Cash and cash equivalents.................................................................................       4.4
Accrued investment income.................................................................................      28.9
Cost of policies purchased................................................................................     128.2
Cost of policies produced.................................................................................     207.2
Reinsurance receivables...................................................................................      18.1
Goodwill..................................................................................................      44.1
Assets held in separate accounts..........................................................................   2,041.6
Other assets..............................................................................................       7.0
                                                                                                            --------

       Total assets.......................................................................................  $4,031.4
                                                                                                            ========



















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                               September 30, 2000
                 (Dollars in millions, except per share amount)
                                   (Unaudited)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


Liabilities:
   Insurance liabilities:
     Interest sensitive products........................................................................... $1,155.6
     Traditional products..................................................................................    272.7
     Claims payable and other policyholder funds...........................................................     35.6
     Liabilities related to separate accounts..............................................................  2,041.6
   Income tax liabilities..................................................................................     43.0
   Investment borrowings...................................................................................     66.5
   Other liabilities ......................................................................................      6.1
                                                                                                            --------

         Total liabilities.................................................................................  3,621.1
                                                                                                            --------

Shareholder's equity:
   Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
     shares authorized, 1,043,565 shares issued and outstanding)...........................................    393.5
   Accumulated other comprehensive loss (net of applicable deferred income tax benefit of $13.6)...........    (24.2)
   Retained earnings.......................................................................................     41.0
                                                                                                            --------

         Total shareholder's equity........................................................................    410.3
                                                                                                            --------

         Total liabilities and shareholder's equity........................................................ $4,031.4
                                                                                                            ========





















                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
                              (Dollars in millions)
                                   (Unaudited)


                                                                                         Nine months
                                                                                     ended September 30,
                                                                                 -------------------------
                                                                                  2000                1999
                                                                                  ----                ----

Revenues:
   Insurance policy income.................................................      $ 69.5              $ 71.5
   Net investment income...................................................       238.0               144.3
   Net investment losses...................................................        (5.3)               (6.9)
                                                                                 ------              ------

       Total revenues......................................................       302.2               208.9
                                                                                 ------              ------

Benefits and expenses:
   Insurance policy benefits...............................................       228.1               138.5
   Amortization............................................................        18.4                16.4
   Other operating costs and expenses......................................        32.5                32.7
                                                                                 ------              ------

       Total benefits and expenses.........................................       279.0               187.6
                                                                                 ------              ------

       Income before income taxes..........................................        23.2                21.3

Income tax expense.........................................................         8.3                 7.3
                                                                                 ------              ------

       Net income..........................................................      $ 14.9              $ 14.0
                                                                                 ======              ======
























                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
                              (Dollars in millions)
                                   (Unaudited)


                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, January 1, 2000...................................   $390.5          $393.5               $(29.1)         $26.1

   Comprehensive income, net of tax:
     Net income............................................     14.9             -                    -             14.9
     Change in unrealized appreciation of investments
       (net of applicable income taxes of $2.9)............      4.9             -                    4.9            -
                                                              ------

         Total comprehensive income........................     19.8
                                                              ------          ------               ------          -----
Balance, September 30, 2000................................   $410.3          $393.5               $(24.2)         $41.0
                                                              ======          ======               ======          =====

Balance, January 1, 1999...................................   $419.2          $393.5               $  (.7)         $26.4

   Comprehensive loss, net of tax:
     Net income............................................     14.0             -                    -             14.0
     Change in unrealized depreciation of investments
       (net of applicable income tax benefit of $12.1).....    (21.5)            -                  (21.5)           -
                                                              ------

         Total comprehensive loss..........................     (7.5)

   Dividends on common stock...............................     (5.0)            -                    -             (5.0)
                                                              ------          ------               ------          -----

Balance, September 30, 1999................................   $406.7          $393.5               $(22.2)         $35.4
                                                              ======          ======               ======          =====



















                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
                              (Dollars in millions)
                                   (Unaudited)

                                                                                         Nine months
                                                                                     ended September 30,
                                                                                 --------------------------
                                                                                  2000                1999
                                                                                  ----                ----

Cash flows from operating activities:
   Net income..............................................................   $    14.9           $    14.0
   Adjustments to reconcile net income to net
     cash provided by operating activities:
       Amortization........................................................        18.4                16.4
       Income taxes........................................................         8.4                 (.8)
       Insurance liabilities...............................................        92.5                48.4
       Accrual and amortization of investment income.......................         (.9)              (14.8)
       Deferral of cost of policies produced...............................       (65.6)              (39.4)
       Net investment losses...............................................         5.3                 6.9
       Other...............................................................        (9.0)               (4.5)
                                                                              ---------           ---------

           Net cash provided by operating activities.......................        64.0                26.2
                                                                              ---------           ---------

Cash flows from investing activities:
   Sales of investments....................................................       800.5               667.4
   Maturities and redemptions..............................................        39.5                94.4
   Purchases of investments................................................    (1,270.2)           (1,125.0)
   Other...................................................................        (6.8)                -
                                                                              ----------          ---------

           Net cash used by investing activities...........................      (437.0)             (363.2)
                                                                              ----------          ---------

Cash flows from financing activities:
   Deposits to insurance liabilities.......................................       720.6               454.5
   Investment borrowings...................................................       (68.6)               80.8
   Withdrawals from insurance liabilities..................................      (358.0)             (243.2)
   Dividends paid on common stock..........................................         -                  (5.0)
                                                                              ---------           ---------

           Net cash provided by financing activities.......................       294.0               287.1
                                                                              ---------           ---------

           Net decrease in cash and cash equivalents.......................       (79.0)              (49.9)

Cash and cash equivalents, beginning of period.............................        83.4                52.2
                                                                              ---------           ---------

Cash and cash equivalents, end of period...................................   $     4.4           $     2.3
                                                                              =========           =========






                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                                   (Unaudited)
                         ------------------------------


     The following notes should be read in conjunction with the notes to audited financial statements included elsewhere in this Prospectus.

     SIGNIFICANT ACCOUNTING POLICIES

     Organization and Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The unaudited financial statements reflect all adjustments, consisting only of normal recurring items, which are necessary to present fairly the Company's financial position and results of operations on a basis consistent with that of prior audited financial statements. We have also reclassified certain amounts from the prior periods to conform to the 2000 presentation. Results for interim periods are not necessarily indicative of the results that may be expected for a full year.

     In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, the Company uses significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, guaranty fund assessment accruals and deferred income taxes. If future experience differs from these estimates and assumptions, the Company's financial statements could be materially affected.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                                   (Unaudited)
                         ------------------------------

     ACCOUNTING FOR INVESTMENTS

     The Company classifies fixed maturity securities into three categories: (i) "actively managed" (which are carried at estimated fair value); (ii) "trading" (which are carried at estimated fair value); and (iii) "held to maturity" (which are carried at amortized cost). The Company held no trading securities at September 30, 2000. The Company did not carry any fixed maturity securities in the held to maturity category at September 30, 2000. Unrealized losses included in shareholder's equity as of September 30, 2000, were as follows:

Unrealized losses on investments.......................................      $(83.0)

Less amounts attributed to:
   Cost of policies purchased and produced.............................        45.2
   Deferred income tax benefit.........................................        13.6
                                                                             ------

     Total.............................................................      $(24.2)
                                                                             ======

     REINSURANCE

     The cost of reinsurance ceded totaled $8.8 million and $19.0 million in the first nine months of 2000 and 1999, respectively. We deducted this cost from insurance policy income. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $6.3 million and $13.9 million in the first nine months of 2000 and 1999, respectively.

     SHAREHOLDER'S EQUITY

     The Company paid shareholder dividends of $5.0 million during the nine months ended September 30, 1999.

     RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $36.4 million and $31.3 million during the nine months ended September 30, 2000 and 1999, respectively.

     RECENTLY ISSUED ACCOUNTING STANDARDS

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. Currently, we are continuing our implementation efforts, including reviewing investments and other financial instruments for potential embedded derivatives, and finalizing the actual impact of adopting SFAS 133 as of its required implementation date of January 1, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in note 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                               /s/ PricewaterhouseCoopers LLP
                                               ------------------------------
                                               PricewaterhouseCoopers LLP


February 7, 2001

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,510.9; 1998 - $1,540.7)...............................................  $1,416.7           $1,544.6
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         ---------          --------

          Total investments............................................................   1,700.8            1,900.4

Cash and cash equivalents..............................................................      83.4               52.2
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     138.0              104.8
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       5.8                6.3
                                                                                         ----------         --------

          Total assets.................................................................  $3,639.9           $2,942.0
                                                                                         ========           ========





















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY



                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     255.1              259.0
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      34.0               37.7
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      14.9               36.2
                                                                                         ---------          --------

            Total liabilities..........................................................   3,249.4            2,522.8
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (29.1)               (.7)
    Retained earnings..................................................................      26.1               26.4
                                                                                         ---------          --------

            Total shareholder's equity.................................................     390.5              419.2
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,639.9           $2,942.0
                                                                                         ========           ========























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 92.1           $ 95.7            $ 81.4
    Net investment income............................................     298.9            199.5             223.0
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     381.0            313.7             317.7
                                                                         -------          ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     284.1            190.3             195.2
    Amortization.....................................................      14.3             34.0              26.9
    Other operating costs and expenses...............................      41.5             42.1              32.9
                                                                         ------           ------            ------

          Total benefits and expenses................................     339.9            266.4             255.0
                                                                         ------           ------            ------

          Income before income taxes.................................      41.1             47.3              62.7

Income tax expense...................................................      14.4             16.6              22.3
                                                                         ------           ------            ------

          Net income.................................................    $ 26.7           $ 30.7            $ 40.4
                                                                         ======           ======            ======




























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)          $20.7

   Comprehensive income, net of tax:
     Net income............................................     40.4             -                    -              40.4
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.4             -                   13.4             -
                                                              ------

         Total comprehensive income........................     53.8

   Acquisition of Providential Life Insurance Company......     12.7            12.7                  -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    430.9           393.5                  8.8            28.6

   Comprehensive income, net of tax:
     Net income............................................     30.7             -                    -              30.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.2

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    419.2           393.5                  (.7)           26.4

   Comprehensive loss, net of tax:
      Net income...........................................     26.7             -                    -              26.7
      Change in unrealized depreciation of securities
        (net of applicable income tax benefit of $16.1
        million)...........................................    (28.4)            -                  (28.4)            -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $390.5          $393.5               $(29.1)         $ 26.1
                                                              ======          ======               ======          ======









                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    26.7        $    30.7           $  40.4
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      14.3             43.4              26.9
         Income taxes................................................      12.0             (1.0)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................      (3.8)           (37.2)             (7.9)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     147.7            103.7             116.5
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
   Cash held by Providential Life Insurance Company at the
     date of the acquisition.........................................        -                -                4.3
                                                                      ---------        ----------          -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (13.6)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase in cash and cash equivalents...................      31.2               .7              36.7

Cash and cash equivalents, beginning of year.........................      52.2             51.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    83.4        $    52.2           $  51.5
                                                                      =========        =========           =======











                  The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims- paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

                       CONSECO VARIABLE INSURANCE COMPANY

                         Notes to Financial Statements
                         ------------------------------

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Here are the estimated fair values of our financial instruments:

                                                                              1999                          1998
                                                                   -------------------------     -------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,416.7        $1,416.7      $1,544.6        $1,544.6
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1, the consolidated financial statements include the assets and liabilities of Providential at December 31, 1999 and 1998, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                         Amount Prior to                         Reported
                                                        Effect of Merger      Providential        Amount
                                                        ----------------      ------------        ------
                                                                          (Dollars in millions)

1999
----
Total assets.........................................        $3,613.8             $26.1          $3,639.9
Total liabilities....................................         3,238.1              11.3           3,249.4
Total shareholder's equity...........................           375.7              14.8             390.5
Revenues.............................................           359.7              21.3             381.0
Net income...........................................            25.2               1.5              26.7

1998
----
Total assets.........................................         2,911.7              30.3           2,942.0
Total liabilities....................................         2,506.6              16.2           2,522.8
Total shareholder's equity...........................           405.1              14.1             419.2
Revenues.............................................           290.1              23.6             313.7
Net income...........................................            30.6                .1              30.7

1997
----
Revenues.............................................           311.6               6.1             317.7
Net income...........................................            39.2               1.2              40.4

3.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  859.7        $2.2        $60.4      $  801.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,510.9        $4.9        $99.1      $1,416.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                                       12

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                        (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  880.6       $21.0        $15.0      $  886.6
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,540.7       $31.3        $27.4      $1,544.6
                                                                         ========       =====        =====      ========

Equity securities......................................................     $46.0         $.8         $1.1         $45.7
                                                                            =====         ===         ====         =====

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                      (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(91.9)     $ 1.1
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.5         .3
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(29.1)     $ (.7)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage- backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)

Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................      109.9         107.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

    Subtotal...................................................................................    1,026.2         954.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,510.9      $1,416.7
                                                                                                  ========      ========

 --------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized cost and estimated fair value of $2.4 million and $2.2 million, respectively.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................    $116.1        $119.9      $134.0
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     300.4         200.6       224.3
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $298.9        $199.5      $223.0
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                               (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $13.0 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          149.3          152.7
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                                                                 --------       --------
                                                          experience,
                                                        if applicable

         Total traditional products....................                                             255.1          259.0
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                 --------       --------

       Total...........................................                                          $3,065.4       $2,383.2
                                                                                                 ========       ========

   -------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      1999           1998
                                                                                                      ----           ----
                                                                                                      (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.5)           (.3)
    Other......................................................................................       11.2           (2.1)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       34.4           31.5
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 34.0         $ 37.7
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Income tax expense was as follows:


                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)

Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................      10.1       (4.2)       6.0
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $14.4      $16.6      $22.3
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:


                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.5)       (.9)       (.1)
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.0%      35.1%      35.6%
                                                                                                ====       ====       ====

6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $720.4        $467.9      $315.3
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     716.0         462.5       306.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      61.9          62.1        50.1
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 92.1        $ 95.7      $ 81.4
                                                                                          ======        ======      ======


     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (9 percent) and Indiana (5 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $104.8       $113.6      $150.1
    Amortization......................................................................      (4.5)       (21.5)      (15.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $138.0       $104.8      $113.6
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9      $ 38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          -------      ------      ------

Balance, end of year..................................................................    $147.6       $ 82.5      $ 55.9
                                                                                          ======       ======      ======

8.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:

                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.

                                     PART C


                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS OF THE REGISTRANT:

          Financial Statements of the Registrant are filed as part of the Statement of Additional Information.


          FINANCIAL STATEMENTS OF THE DEPOSITOR:


          Financial Statements of Conseco Variable Insurance Company are filed as part of the Statement of Additional Information.

     (b)  EXHIBITS

          1. (a) Resolutions of Board of Directors of Conseco Variable Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit b(1) to initial Registration Statement on Form N-3 filed on May 2, 1996.


               (b) Resolutions of the Board of Directors of Conseco Variable Insurance Company authorizing restructuring of investments of the Registrant and registration of Registrant under the 1940 Act as a unit investment trust. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 10 filed on November 2, 1998.

          2.   Not Applicable.


          3. (a) Form of Underwriting Agreement Among Conseco Variable Insurance Company, the Rydex Advisor Variable Annuity Account, and Conseco Equity Sales, Inc. Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 10 filed on November 2, 1998.



               (b)  (1)  Form of Group Selling Agreement Among Conseco Variable
                         Insurance Company, Conseco Equity Sales, Inc., Broker, and Insurance Agent. Incorporated herein by reference to Exhibit 3(b)(1) to Post-Effective Amendment No. 10 filed on November 2, 1998.



               (b)  (2)  Form of Notice of Assignment of Group Selling
                         Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998. Incorporated herein by reference to Exhibit 3(b)(2) to Post-Effective Amendment No. 10 filed on November 2, 1998.


          4. (a) Form of Variable Annuity Contract. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996.

               (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit). Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997.

          5. Form of Applications for Variable Annuity Contract. Incorporated herein by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed on September 24, 1997.

          6. (a) Certificate of Incorporation and Bylaws of Conseco Variable Insurance Company. Incorporated herein by reference to initial Registration Statement, filed on May 2, 1996.


               (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company. Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 10 filed on November 2, 1998.

               (c) Articles of Amendment to the Articles of Incorporation of Conseco Variable Insurance Company. Incorporated herein by reference to Post-Effective Amendment No.9 to Form N-4, File No.33-74092 (Conseco Variable Annuity Account E) filed electronically on April 28, 2000.

               (d) Official Order of the Commissioner of Insurance of the State of Texas approving Articles of Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company. Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 10 filed on November 2, 1998.

               (e) Amended and Restated By-Laws of Conseco Variable Insurance Company. Incorporated herein by reference to Post-Effective Amendment No.9 to Form N-4, File No.33-74092 (Conseco Variable Annuity Account E) filed electronically on April 28, 2000.

          7.   None.


          8. Form of Participation Agreement between Conseco Variable Insurance Company, Rydex Variable Trust and PADCO Financial Services, Inc. Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 10 filed on November 2, 1998.

          9.   Opinion of Counsel and Consent, filed herewith.

          10. Consent of Independent Accountants PricewaterhouseCoopers LLP, filed herewith.

          11.  None.

          12.  None.

          13. Schedule for Computation of Performance Quotations, filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of (a) the officers and directors of Conseco Variable Insurance Company who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts and (b) the executive officers of the Conseco Variable Insurance Company




Ngaire E. Cuneo                                  Director

John M. Howard                                   Director

David K. Herzog                                  Director, Executive Vice President,
                                                 General Counsel and Secretary

Thomas J. Kilian                                 Director and President

James S. Adams                                   Senior Vice President, Chief Accounting
                                                 Officer and Treasurer and Director




          The business address of the directors and officers is Conseco Variable Insurance Company, 11815 North Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. owns 100% of each of the companies listed below, unless indicated otherwise:

CONSECO, INC. (Indiana) - (publicly traded)

CIHC, Incorporated (Delaware)

Bankers National Life Insurance Company (Texas)

Bankers Life Insurance Company of Illinois (Illinois)

Bankers Life & Casualty Company (Illinois)

Conseco Life Insurance Company of Texas (Texas)

Conseco Variable Insurance Company (Texas)

Conseco Annuity Assurance Company (Illinois)

Vulcan Life Insurance Company (Indiana)

Conseco Direct Life Insurance Company (Pennsylvania)

Wabash Life Insurance Company (Indiana)

Conseco Life Insurance Company (Indiana)

Washington National Insurance Company (Illinois)

Conseco Senior Health Insurance Company (Pennsylvania)

Pioneer Life Insurance Company (Illinois)

Conseco Life Insurance Company of New York (New York)

Conseco Medical Insurance Company (Illinois)

Continental Life Insurance Company (Texas)


United Presidential Life Insurance Company (Indiana)

Conseco Health Insurance Company (Arizona)

Frontier National Life Insurance Company (Ohio)

Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Securities, Inc. (Delaware)

Conseco Services, LLC (Indiana)

Marketing Distribution Systems Consulting Group, Inc. (Delaware)

Conseco Finance Corp. (Delaware)

Conseco  Finance Servicing Corp. (Delaware)

Conseco Series Trust (Massachusetts)*

Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Conseco Variable Annuity Account C, Conseco Variable Annuity Account E, Conseco Variable Annuity Account F, Conseco Variable Account G, Conseco Variable Annuity Account H, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Conseco Variable Insurance Company, respectively. Shares of Conseco Series Trust are also sold to BMA Variable Life Account A of Business Men's Assurance Company of America.

** The shares of the Conseco Fund Group are sold to the public.






ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of December 31, 2000, there were:

          630 Contract Owners of qualified variable annuity contracts; and 1,167 Contract Owners of nonqualified variable annuity contracts.



ITEM 28.  INDEMNIFICATION

          Article VI of the By-Laws of Conseco Variable Insurance Company generally provide that the Company shall indemnify its directors and officers against liabilities incurred in acting as directors and officers if they acted in good faith and in a manner they reasonably believed to be in the best interest of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe their conduct was unlawful. See the By-Laws of the Company, filed as Exhibit (6) to this Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to members of the Board of Directors, officers, and controlling persons of the Company pursuant to the provisions described under "Indemnification" or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Company of expenses incurred or paid by a member of the Board of Directors, officer, or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Conseco Equity Sales, Inc. is principal underwriter for the following other investment companies (other than the Registrant):

               Conseco  Variable  Annuity  Account  C
               Conseco  Variable  Annuity Account E
               Conseco  Variable  Annuity  Account F
               Conseco  Variable  Annuity Account G
               Conseco Variable Annuity Account H
               Conseco Fund Group
               BMA Variable Life Account A

          (b) Conseco Equity Sales, Inc. ("CES") is principal underwriter for the Registrant and for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


                                      POSITIONS AND OFFICES
 NAME                                 WITH UNDERWRITER



 L. Gregory Gloeckner                 President and Director



 William P. Kovacs                    Vice President, General Counsel, Secretary
                                      and Director



 James S. Adams                       Senior Vice President, Chief Accounting
                                      Officer, Treasurer and Director



 William T. Devanney, Jr.             Senior Vice President, Corporate Taxes



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other document of the Registrant required by
          Section 31(a) of the Investment Company Act of 1940 is as follows:

          Conseco Variable Insurance Company
          11825 North Pennsylvania Street
          Carmel, Indiana  46032

ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

          (b) The Registrant hereby undertakes to include, as part of any application to purchase a Contract, a space that an applicant can check to request a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

          (d) The Registrant is relying on a no-action letter issued to the American Council of Life Insurance, published November 28, 1988, relating to Section 403(b)(11) of the Internal Revenue Code and Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940. The Registrant hereby represents that it has complied with the provisions paragraphs (1) through (4) of said no-action letter.

          (e) Conseco Variable Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Conseco Variable Insurance Company.


                                       C-9


                                      SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf, in the city of Carmel, of the State of Indiana, on the 12th day of February, 2001.


                         RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                         Registrant

                         CONSECO VARIABLE INSURANCE COMPANY
                         Depositor


                         By:   /S/ THOMAS J. KILIAN
                              -------------------------------------------
                              Thomas J. Kilian, President



                       CONSECO VARIABLE INSURANCE COMPANY
                         Depositor


                         By: /S/ THOMAS J. KILIAN
                              -------------------------------------------
                              Thomas J. Kilian




     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below.





     SIGNATURE                          TITLE                                    DATE
     ---------                          -----                                    ----

     ----------------            Director                                    --------------
     Ngaire E. Cuneo


     /S/ THOMAS J. KILIAN
     ----------------            Director and President                        2/12/01
     Thomas J. Killian           (principal executive officer)               --------------


     /S/ JOHN M. HOWARD                                                        2/12/01
     ----------------           Director                                     --------------
     John M. Howard


     /S/ DAVID K. HERZOG                                                       2/12/01
     ----------------           Director                                     --------------
     David K. Herzog


     /S/ JAMES S. ADAMS
     ----------------          Senior Vice President,                          2/12/01
     James S. Adams            Chief Accounting Officer, Treasurer           --------------
                               and Director (principal financial
                               officer and principal accounting officer)



                                  EXHIBIT INDEX

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consent of Independent Accountants

EX-99.B13     Schedule for Computation of Performance Quotations